SCHEDULE OF DERIVATIVE INSTRUMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Short-Term Debt [Line Items]
Accretion and interest expense	$ 326,868	$ 17,760	$ 649,148	$ 36,334	$ 74,319	$ 60,638
Foreign currency translation	49,183	(114,645)	213,963	(191,049)	(278,066)	(76,806)
Fair value of embedded derivative liability recognized					25,041
Fair value adjustment	4,858,644	$ 31,190	(6,701,147)	16,656	(5,701,270)	4,979
Amortization			600,771
Debt Host Liability [Member]
Short-Term Debt [Line Items]
Balance, beginning			107	96,318	96,318
Value of debt host liability recognized					1	87,083
Accretion and interest expense			50,819		23,693	8,751
Foreign currency translation			(82)		5,655	484
Conversion			(628,031)		(125,560)
Effects of functional currency change			1,500,000
Balance, ending	2,922,813		2,922,813		107	96,318
Value of debt host liability recognized					1
Inception			2,000,000
Debt Host Liability [Member] | July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning				96,318	96,318
Value of debt host liability recognized						87,083
Accretion and interest expense					23,587	8,751
Foreign currency translation					5,655	484
Conversion					(125,560)
Effects of functional currency change
Balance, ending						96,318
Value of debt host liability recognized
Inception
Debt Host Liability [Member] | June 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning			44
Value of debt host liability recognized					1
Accretion and interest expense			5,610		43
Foreign currency translation
Conversion			(600,000)
Effects of functional currency change			1,500,000
Balance, ending	905,654		905,654		44
Value of debt host liability recognized					1
Inception
Debt Host Liability [Member] | July 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning			63
Value of debt host liability recognized
Accretion and interest expense			28,050		63
Foreign currency translation			(82)
Conversion			(28,031)
Effects of functional currency change
Balance, ending					63
Value of debt host liability recognized
Inception
Debt Host Liability [Member] | April Two Thousand Twenty Two Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning
Accretion and interest expense			17,159
Foreign currency translation
Conversion
Effects of functional currency change
Balance, ending	2,017,159		2,017,159
Value of debt host liability recognized
Inception			2,000,000
Embedded Derivative Liability [Member]
Short-Term Debt [Line Items]
Balance, beginning			7,449,700	20,123	20,123
Foreign currency translation			(3,478)		86,954	61
Fair value of embedded derivative liability recognized					1,646,600	25,041
Fair value adjustment			(259,447)		5,701,270	(4,979)
Conversion			(158,169)		(5,247)
Effects of functional currency change			(7,028,606)
Balance, ending					7,449,700	20,123
Embedded Derivative Liability [Member] | July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning				20,123	20,123
Foreign currency translation					1,182	61
Fair value of embedded derivative liability recognized						25,041
Fair value adjustment					(16,058)	(4,979)
Conversion					(5,247)
Effects of functional currency change
Balance, ending						20,123
Embedded Derivative Liability [Member] | June 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning			7,449,700
Foreign currency translation					85,772
Fair value of embedded derivative liability recognized					1,646,600
Fair value adjustment					5,717,328
Conversion
Effects of functional currency change			(7,449,700)
Balance, ending					7,449,700
Embedded Derivative Liability [Member] | July 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning
Foreign currency translation			(3,478)
Fair value of embedded derivative liability recognized
Fair value adjustment			(259,447)
Conversion			(158,169)
Effects of functional currency change			421,094
Balance, ending
Embedded Derivative Liability [Member] | April Two Thousand Twenty Two Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning
Foreign currency translation
Fair value of embedded derivative liability recognized
Fair value adjustment
Conversion
Effects of functional currency change
Balance, ending
Combined Value of Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning			7,449,807	116,441	116,441
Balance, ending	1,783,584		1,783,584		7,449,807	116,441
Balance, beginning			7,449,807	116,441	116,441
Conversion
Convertible Debt					7,449,807	116,441
Balance, ending					(7,449,807)	(116,441)
Combined Value of Convertible Debenture [Member] | July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning				116,441	116,441
Balance, ending						116,441
Balance, beginning				116,441	116,441
Conversion
Convertible Debt						116,441
Balance, ending						(116,441)
Combined Value of Convertible Debenture [Member] | June 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning			7,449,744
Balance, ending	6,423		6,423		7,449,744
Balance, beginning			7,449,744
Conversion
Convertible Debt					7,449,744
Balance, ending					(7,449,744)
Combined Value of Convertible Debenture [Member] | July 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning			63
Balance, ending					63
Balance, beginning			63
Conversion
Convertible Debt					63
Balance, ending					(63)
Combined Value of Convertible Debenture [Member] | April Two Thousand Twenty Two Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning			7,449,744
Balance, ending	1,777,161		1,777,161		7,449,744
Debt Discount [Member]
Short-Term Debt [Line Items]
Effects of functional currency change			(1,500,000)
Balance, beginning
Amortization			600,771
Convertible Debt	1,139,229		1,139,229
Inception			(240,000)
Balance, ending	(1,139,229)		(1,139,229)
Debt Discount [Member] | July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Effects of functional currency change
Balance, beginning
Amortization
Convertible Debt
Inception
Balance, ending
Debt Discount [Member] | June 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Effects of functional currency change			(1,500,000)
Balance, beginning
Amortization			600,769
Convertible Debt	899,231		899,231
Inception
Balance, ending	(899,231)		(899,231)
Debt Discount [Member] | July 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Effects of functional currency change
Balance, beginning
Amortization
Convertible Debt
Inception
Balance, ending
Debt Discount [Member] | April Two Thousand Twenty Two Convertible Debenture [Member]
Short-Term Debt [Line Items]
Effects of functional currency change
Balance, beginning
Amortization			2
Convertible Debt	239,998		239,998
Inception			(240,000)
Balance, ending	$ (239,998)		$ (239,998)